CONCENTRATION OF RISK (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Cash	$ 76,535	$ 134,605	$ 15,752,639
One Customers [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	30.10%	14.60%	10.40%
Two Customers [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.98%	10.90%
First Vendor [Member] | Purchases [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	22.67%	39.72%	38.24%
Second Vendor [Member] | Purchases [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.82%	29.96%	36.57%
Third Vendor [Member] | Purchases [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.09%	28.40%
One Vendor [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	60.60%	10.10%	6.50%
Two Vendor [Member] | Accounts Payable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	13.70%